5. Property Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property Plant and Equipment balances are summarized as follows:

	December 31,	December 31,
	2019	2018
Computers & Technology Equip	$87,300	$61,910
Furniture and Fixtures	42,518	30,162
Leasehold Improvements	164,072	143,215
Vehicles	57,414	132,875
Software	142,721	233,783
R&D Assets	3,031	84,031
Other Equipment	38,355	65,140
Accumulated depreciation	(370,376)	(309,975)
Property plant and equipment, net	$165,035	$441,141